FINANCIAL INSTRUMENTS (Summary of Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2020		Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Cash Equivalents, Cost	[1]	$ 1,105		$ 417
Cash Equivalents, Gain	[1]	0		0
Cash Equivalents, Loss	[1]	0		0
Cash Equivalents, Fair Value	[1]	1,105		417
Restricted Cash, Cost		6,223	[2]	29
Restricted Cash, Gain		0	[2]	0
Restricted Cash, Loss		0	[2]	0
Restricted Cash, Fair Value		6,223	[2]	29
Total cash equivalents and restricted cash, marketable securities and other investments, Cost		7,328		446
Total cash equivalents and restricted cash, marketable securities and other investments, Gain		0		0
Total cash equivalents and restricted cash, marketable securities and other investments, Loss		0		0
Total cash equivalents and restricted cash, marketable securities and other investments, Fair Value		7,328		446
Long-term debt		(15,612)		(15,608)
Long Term Debt including debt due within one year, Gain		0		0
Long Term Debt including debt due within one year, Loss		(2,725)		(1,633)
Long Term Debt, Including Debt Due within one year, Fair Value		(18,337)		(17,241)
Derivative Assets (Liabilities), Gain		4		6
Derivative Assets (Liabilities), Loss		(13)		(7)
Derivative Assets (Liabilities), Fair Value		(9)		(1)
Restricted cash		6,206		0
Foreign Exchange Contract
Debt Securities, Available-for-sale [Line Items]
Derivative Assets (Liabilities), Gain	[3]	4		6
Derivative Assets (Liabilities), Loss	[3]	(13)		(7)
Derivative Assets (Liabilities), Fair Value	[3]	$ (9)		$ (1)

[1]	Represents held-to-maturity securities (primarily time deposits and money market funds) classified as cash equivalents, as these securities had maturities of three months or less at the time of purchase.
[2]	Includes $17 million of restricted cash classified as "Other current assets" and $6.2 billion classified as "Restricted cash" in the Consolidated Balance Sheets at December 31, 2020. See Note 6 for more information on Restricted Cash.
[3]	Presented net of cash collateral where master netting arrangements allow